Notes Receivable (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of receivables with imputed interest
Face Amount	$ 55,000
Unamortized Origination Costs	(339)
Balance	54,661
Notes receivables issued on December two thousand ten [Member]
Summary of receivables with imputed interest
Notes receivables issued date	Dec. 10, 2013	Dec. 10, 2013
Face Amount	25,000	25,000
Unamortized Origination Costs	(211)	(250)
Balance	24,789	24,750
Interest rate	12.50%	12.50%
Property	950 F Street, NW	950 F Street, NW
Notes receivables issued on April two thousand eleven [Member]
Summary of receivables with imputed interest
Notes receivables issued date	Apr. 01, 2011
Face Amount	30,000
Unamortized Origination Costs	(128)
Balance	$ 29,872
Interest rate	9.00%
Property	America's Square